Filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended Securities Act File No. 333-141120

FUNDVANTAGE TRUST

Arabesque Systematic USA Fund

Arabesque Systematic Fund

Supplement dated March 10, 2020 to the Prospectus of

Arabesque Systematic USA Fund and Arabesque Systematic Fund

(the “Funds”) dated February 1, 2020 (the “Prospectus”)

Changes to the Funds’ Portfolio Management Team

Effective March 1, 2020, Philipp Müller no longer serves as deputy portfolio manager of the Funds and Gilles Jacobs has assumed the role of deputy portfolio manager of the Funds. Dr. Hans-Robert Arndt continues to serve as Portfolio Manager of the Funds and, with Mr. Jacobs, is responsible for the day-to-day investment activities and management of the Funds. Accordingly, the Prospectus is revised as follows:

•	The Sections entitled “Portfolio Managers” on pages 5 and 10 of the Prospectus are hereby amended by deleting information regarding Philipp Müller and inserting the following information regarding Gilles Jacobs:

Gilles Jacobs is a deputy portfolio manager and has been with Arabesque since 2018. Mr. Jacobs has been a Portfolio Manager to the Fund since March 1, 2020.

•	The Section entitled “Portfolio Managers” on page 16 of the Prospectus is hereby amended by deleting information regarding Philipp Müller and inserting the following information regarding Gilles Jacobs:

Gilles Jacobs is a deputy portfolio manager and works as a quantitative researcher at Arabesque. Mr. Jacobs has been with Arabesque since 2018. Prior to his position with Arabesque, Mr. Jacobs was a quantitative research intern at Nafora SA from June 2017 until February 2018, and a data scientist at Ota Insight BVBA from October 2015 until August 2016. From September 2016 to May 2017, Mr. Jacobs attended university at Solvay Brussels School of Economics and Management. Mr. Jacobs serves as the deputy portfolio manager of the Arabesque Systematic UCITS.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FUNDVANTAGE TRUST

Arabesque Systematic USA Fund

Arabesque Systematic Fund

Supplement dated March 10, 2020 to the Statement of Additional Information of

Arabesque Systematic USA Fund and Arabesque Systematic Fund

(the “Funds”) dated February 1, 2020 (the “SAI”)

The information in this Supplement contains new and additional information beyond that in the SAI and should be read in conjunction with the SAI.

Effective March 1, 2020, Philipp Müller no longer serves as deputy portfolio manager of the Funds and Gilles Jacobs has assumed the role of deputy portfolio manager of the Funds. Dr. Hans-Robert Arndt continues to serve as Portfolio Manager of the Funds and, with Mr. Jacobs, is responsible for the day-to-day investment activities and management of the Funds. Accordingly, the Section entitled “Portfolio Managers” on pages 25-26 of the SAI is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

The management of the Fund is the responsibility of investment professionals employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading “Portfolio Managers” with respect to the investment professionals responsible for the day-to-day management of each of the Funds, including information as of March 1, 2020 regarding:

(i)	“Other Accounts Managed.” Other accounts managed by Dr. Hans-Robert Arndt and Gilles Jacobs, who are the portfolio managers responsible for the day-to-day management of the Funds as of March 1, 2020;

(ii)	“Material Conflicts of Interest.” Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager’s management of a Fund’s investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. Additional conflicts of interest may potentially exist or arise that are not discussed below;

(iii)	“Compensation.” A description of the structure of and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts as of March 1, 2020; and

(iv)	“Ownership of Securities.” Information regarding the portfolio managers’ dollar range of equity securities beneficially owned in the Funds as of March 1 2020.

Other Accounts Managed. The table below includes details regarding the number of other registered investment companies, other pooled investment vehicles and other accounts managed by Dr. Arndt and Mr. Jacobs, total assets under management for each type of account and total assets in each type of account with performance-based advisory fees as of March 1, 2020:

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Dr. Hans-Robert Arndt
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	3	$242.89	0	$0
Other Accounts:	56	$16.48	0	$0

Gilles Jacobs
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Material Conflicts of Interest. Arabesque provides advisory services to other clients which invest in securities of the same type in which the Fund invests. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of a Fund and other accounts, a Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.

Where Arabesque has an arrangement with a third party (a “Third Party Partner”) by which Arabesque offers replications, or partial replications, of its strategies to those Third Party Partners in order for those Third Party Partners to trade those strategies on behalf of their clients, Arabesque may be required to comply with certain compliance policies and procedures of such Third Party Partners with regard to conflicts of interest, compensation and remuneration of the Third Party Partners’ staff, and marketing materials, among others. Where such a situation occurs, the relevant provisions of the Third Party Partner’s policies and procedures will take precedence over Arabesque’s policies and procedures in these areas. Arabesque’s CCO will be responsible for distributing such policies to staff and ensuring that all staff adhere to those policies when conducting business with the Third Party Partner.

Where Arabesque has an arrangement with a third party (a “Third Party Partner”) by which Arabesque offers replications, or partial replications, of its strategies to those Third Party Partners in order for those Third Party Partners to trade those strategies on behalf of their clients (“Third Party Partner Trades”), Arabesque will seek to ensure that all investors are at all times treated fairly, equitably and transparently. This may require Arabesque to take the Third Party Partner Trades into account when Arabesque executes trades for its own clients (“Arabesque Trades”). Arabesque will therefore monitor the volume of both the Arabesque Trades and the Third Party Partner Trades and will implement procedures in which the Arabesque Trades and the Third Party Partner Trades may be sequenced for execution or limited in volume participation in order to ensure that no investors into Arabesque strategies are disadvantaged in the execution of trades. For the avoidance of doubt, no individual group of investors, regardless of regulatory jurisdiction, whether investing via SICAVs, other open-ended investment vehicles, wrap fee programs, segregated mandates, or any other format, will be advantaged or disadvantaged. All steps taken to ensure fair and best execution for all parties involved must be in line with the rules and regulations of all regulators involved.

Compensation. The Adviser compensates the Funds’ portfolio managers for management of the Funds. The portfolio managers are compensated with a base salary plus a variable component linked to the Adviser’s profitability. Discretionary bonuses must be invested in the Adviser’s funds and are paid out in equal portions over the following three years. The Adviser’s compensation strategy is to provide for long-term alignment of interests among portfolio managers and the Adviser. As such, there is no compensation element for portfolio managers that is tied to portfolio performance, except insofar as portfolio performance contributes to the profitability of the Adviser as a whole.

Ownership of Shares of the Funds. As of March 1, 2020, Messrs. Arndt and Jacobs did not beneficially own any equity securities in the Systematic USA Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.